Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Deferred tax
(Increase)/decrease in deferred tax assets	$ (1,922)	$ (2,180)	$ (9,346)	$ (5,707)
(Decrease)/increase in deferred tax liabilities	(33)	(25)	3,188	(71)
Total deferred tax expense/(benefit)	(1,955)	(2,205)	(6,158)	(5,778)
Income tax expense/(benefit)	$ (1,955)	$ (2,205)	$ (6,158)	$ (5,778)